Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000143790 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143790 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143790 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143790 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143790 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143790 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143790 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143790 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143790 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143790 | IndustryConsumer Staples Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143790 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143790 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143790 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143790 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143790 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143790 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143790 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143790 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143792 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143792 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143792 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143792 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143792 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143792 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143792 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143792 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143792 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143792 | IndustryConsumer Staples Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143792 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143792 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143792 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143792 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143792 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143792 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143792 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143792 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143793 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143793 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000143793 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143793 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143793 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143793 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143793 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143793 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143793 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143793 | IndustryConsumer Staples Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143793 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143793 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143793 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143793 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000143793 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000143793 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143793 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143793 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014139 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000014139 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014139 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014139 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014139 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014139 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014139 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014139 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014139 | IndustryConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014139 | IndustryConsumer Staples Distribution
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014139 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000014139 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014139 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000014139 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014139 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014139 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014139 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014139 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014139 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014139 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014159 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014159 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014159 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014159 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014159 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000014159 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014159 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014159 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000014159 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014159 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014159 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014159 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014159 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014159 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014159 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014159 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014159 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014159 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014159 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014159 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%